FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Sensitivity analysis of increase (decrease) in equity and profit loss, impact of 5% favorable change in dollar against NIS	$ 308	$ (47)
Sensitivity analysis of increase (decrease) in equity and profit loss, impact of 5% adverse change in dollar against NIS	(308)	47
Sensitivity analysis of increase (decrease) in equity and profit loss, impact of 5% favorable change in EURO against NIS	(9)	11
Sensitivity analysis of increase (decrease) in equity and profit loss, impact of 5% adverse change in EURO against NIS	$ 9	$ (11)